Expense Example, No Redemption - PGIM QMA Small-Cap Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	657	896	1,153	1,887	220	681	1,169	2,256	130	461	815	1,812	79	248	432	965	116	1,010	1,916	4,241	91	802	1,537	3,481	67	211	368	822